Investment Objectives and Goals	Mar. 31, 2025
Astoria Real Assets ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Astoria Real Assets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Astoria Real Assets ETF (the “Fund”) seeks long-term capital appreciation in inflation-adjusted terms.
AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS Esoterica NextG Economy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Esoterica NextG Economy ETF (the “Fund”) is to seek capital appreciation.
AXS Green Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS Green Alpha ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Green Alpha ETF (the “Fund”) is to seek long term capital appreciation.
AXS Knowledge Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS KNOWLEDGE LEADERS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Knowledge Leaders ETF (the “Fund”) is to provide long-term capital appreciation.